Related party transactions - Summary of remuneration package (Details)	6 Months Ended
Jun. 30, 2021 EquityInstruments shares
Onno van de Stolpe
Disclosure of amounts incurred by entity for provision of key management personnel services provided by separate management entities [line items]
Subscription rights offered	85,000
Number of 2021 RSUs accepted | shares	2,111
Piet Wigerinck
Disclosure of amounts incurred by entity for provision of key management personnel services provided by separate management entities [line items]
Subscription rights offered	40,000
Bart Filius
Disclosure of amounts incurred by entity for provision of key management personnel services provided by separate management entities [line items]
Subscription rights offered	50,000
Number of 2021 RSUs accepted | shares	1,011
Andre Hoekema
Disclosure of amounts incurred by entity for provision of key management personnel services provided by separate management entities [line items]
Subscription rights offered	30,000
Walid Abi-Saab
Disclosure of amounts incurred by entity for provision of key management personnel services provided by separate management entities [line items]
Subscription rights offered	40,000
Number of 2021 RSUs accepted | shares	835
Michele Manto
Disclosure of amounts incurred by entity for provision of key management personnel services provided by separate management entities [line items]
Subscription rights offered	30,000
Number of 2021 RSUs accepted | shares	835